Inventories	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES
6.	INVENTORIES

Inventories as of June 30, 2020 and December 31, 2019 consist of the following:

	June 30, 2020	December 31, 2019

Raw materials	$23,353	$25,985
Work in progress	768	779
Finished goods	791,162	1,060,615
Total inventories	$815,283	$1,087,379
Less: inventory impairment loss	(2,363)	(2,363)
Inventories, net	812,920	1,085,016

During the six months ended June 30, 2020 and 2019, write-downs of inventories to lower of cost or net realizable value was $0 and $114, respectively, which were charged as cost of revenues.